Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
(Loss) / profit for the period	$ (65,791)	$ 141,718
Adjustments for non-cash items:
Depreciation, amortization and impairment	20,615	17,156
Change in allowance for receivables	0	703
Change in inventory reserves	4,926	5,238
Share-based payments	5,265	3,418
Change in commercial provision	20,200	0
Finance income	(17,003)	(149,247)
Finance costs	81,830	72,190
Exchange rate difference	(1,082)	19,683
Gain on modification and extinguishment of financial liabilities	0	(16,718)
Income tax expense (benefit)	15	(38,987)
Operating cash flow before movement in working capital	48,975	55,154
(Increase) in inventories	(11,423)	(32,839)
Decrease in trade receivables	23,162	51,411
Decrease / (increase) in receivables with related parties	259	(55)
(Increase) / decrease in contract assets	(47,271)	13,624
(Increase) in other assets	(10,504)	(990)
(Decrease) / increase in trade and other payables	(3,640)	17,757
(Decrease) in contract liabilities	(13,024)	(31,743)
Increase / (decrease) in liabilities with related parties	603	(3,917)
Increase in other liabilities	5,070	8,127
Cash (used in) / from operations	(7,793)	76,529
Interest received	241	50
Interest paid	(72,176)	(8,039)
Income tax paid	(486)	(249)
Net cash (used in) / from operating activities	(80,214)	68,291
Cash flows from investing activities
Acquisition of property, plant and equipment	(35,010)	(36,805)
Acquisition of intangible assets	(55,956)	(15,168)
Proceeds from the sale in joint venture	0	2,975
Net cash used in investing activities	(90,966)	(48,998)
Cash flows from financing activities
Repayments of borrowings	(20,124)	(7,757)
Repayments of principal portion of lease liabilities	(6,239)	(4,924)
Proceeds from new borrowings	17,478	11,267
Transaction cost from new borrowings	(4,785)	0
Gross proceeds from equity offering	164,600	82,481
Fees from equity offering	(8,521)	(3,759)
Net cash from financing activities	142,409	77,308
(Decrease) / increase in cash and cash equivalents	(28,771)	96,601
Cash and cash equivalents at the beginning of the period	172,359	51,428
Effect of movements in exchange rates on cash held	(838)	3,423
Cash and cash equivalents at the end of the period	$ 142,750	$ 151,452